Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	$ (44,343)	$ 12,389	$ (119,154)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	204,647	(5,901)	12,921
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Fair Value [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)		(781)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	(201,745)	19,071	(132,075)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	(47,245)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	2,902	13,170	$ (119,154)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss)	$ (47,245)	$ (781)